SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	31,558,113	28,618,113
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	27,358,113	24,418,113
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	4,200,000	4,200,000